Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivables [Abstract]
Schedule of Accounts Receivables
	As of December 31,	As of December 31,
	2023	2024
	US$’000	US$’000
Accounts receivable	5,485	5,477